Streaming transactions (Tables)	12 Months Ended
Dec. 31, 2024
Streaming Transactions
Schedule of statement of financial position

	December 31, 2024			December 31, 2023
	Current liabilities	Non-current liabilities	Total	Current liabilities	Non-current liabilities	Total
Gold streaming	136	1,442	1,578	68	1,521	1,589
Cobalt streaming	22	439	461	22	441	463
Total contract liabilities	158	1,881	2,039	90	1,962	2,052

Schedule of effects on the income statement

	Year ended December 31,
	2024	2023	2022
Cobalt streaming	19	14	49
Gold streaming	122	134	37
Fixed revenue - Contract liabilities realized	141	148	86

Cobalt streaming	4	3	11
Gold streaming	102	93	74
Variable revenue - Additional payments received	106	96	85